Income tax - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Income tax
Current tax expense	¥ 101,698	$ 15,523	¥ 108,290	¥ 75,948
Deferred tax benefit	(7,152)	(1,092)	(7,206)	(14,688)
Total income tax expense	¥ 94,546	$ 14,431	¥ 101,084	¥ 61,260